Reserves for Unpaid Loss and Loss Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:

(Expressed in thousands of U.S. Dollars)	June 30, 2025	December 31, 2024

Reserve for unpaid loss and loss adjustment expenses	$794,243	$712,098
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(213,663)	(212,249)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	580,580	499,849

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	143,370	253,323
Previous accident years	(19,574)	(37,211)
Total loss and loss adjustment expenses incurred, net of reinsurance	123,796	216,112

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(13,333)	(21,607)
Prior accident years	(131,103)	(113,740)
Total loss and loss adjustment expenses paid, net of reinsurance	(144,436)	(135,347)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	—	(34)
Net reserve for unpaid loss and loss adjustment expenses at end of period / year	559,940	580,580
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	241,556	213,663
Reserve for unpaid loss and loss adjustment expenses at end of period / year	$801,496	$794,243